Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Financial Instruments And Derivative Insturments
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2013	2014	2013	2014
Interest Rate	Derivative assets /Non-current assets	$762	$455	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	732	493

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	3,270	1,065

	Total Derivatives	$762	$455	$4,002	$1,558

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of Gain / (Loss) Recognized on Derivatives
	Year ended December 31,
	2013	2014
Interest Rate Contracts	$813	$(1,977)
Net Gain / (Loss) Recognized	$813	$(1,977)

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2013	2014
Derivative instruments – asset position	$762	$455
Derivative instruments – liability position	4,002	1,558

Interest rate derivatives schedule
				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2013	2014
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	$34,875	$-
Eniaprohi (2)	November 14, 2011	November 13, 2014	1.4000%	33,328	-
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	32,400	-
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	38,400	34,760
Marathassa (2)(3)	January 31, 2011	January 31, 2015	1.2200%	33,900	31,400
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	13,305	11,675
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	28,798	26,664
Pelea (2)	December 15, 2011	December 14, 2016	2.0500%	32,962	30,542
Maxdekatria (2)	September 28, 2012	September 28, 2017	0.9000%	20,800	20,000
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	28,500	27,427
Petra (2)	January 18, 2013	January 18, 2018	0.9800%	14,000	14,000
Marinouki (2)	March 05, 2013	March 05, 2018	1.4800%	24,297	22,543
Pemer (2)	June 07, 2013	March 07, 2018	0.9475%	14,000	14,000
Avstes (2)	July 18, 2013	April 18, 2018	1.3500%	14,000	14,000
Shikoku (2)	August 28, 2013	August 28, 2018	1.2500%	18,667	16,800

Total				$382,232	$263,811